CASH AND CASH EQUIVALENTS	6 Months Ended
Jun. 30, 2013
CASH AND CASH EQUIVALENTS [Abstract]
CASH AND CASH EQUIVALENTS
NOTE 3: CASH AND CASH EQUIVALENTS
Cash and cash equivalents consisted of the following:

	June 30, 2013	December 31, 2012
Cash on hand and at banks	$38,756	$6,348
Short-term deposits	69,044	36,498
Total cash and cash equivalents	$107,800	$42,846

Short term deposits relate to time deposit accounts held in bank for general financing purposes.
As of June 30, 2013, restricted cash was $12,849 and mainly related to requirements for the future installments for vessel deposits, loan repayments and interest, and pledged accounts as required by the credit facilities.

Cash deposits and cash equivalents in excess of amounts covered by government-provided insurance are exposed to loss in the event of non-performance by financial institutions. The Company does maintain cash deposits and equivalents in excess of government-provided insurance limits. The Company also minimizes exposure to credit risk by dealing with a diversified group of major financial institutions.